Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2011
Prospectus Date	rr_ProspectusDate	Jun 30, 2011

Federated Automated Government Cash Reserves

Federated Automated Government Cash Reserves(the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income with stability of principal and liquidity.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Federated Automated Government Cash Reserves Institutional Service Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Federated Automated Government Cash Reserves Institutional Service Shares
Management Fee		0.50%
Distribution (12b-1) Fee		none
Other Expenses		0.50%
Total Annual Fund Operating Expenses		1.00%
Fee Waivers and/or Expense Reimbursements	[1]	0.41%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.59%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.59% (the "Fee Limit")up to but not including the later of (the "Termination Date"): (a) July 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Federated Automated Government Cash Reserves Institutional Service Shares
1 Year	102
3 Years	318
5 Years	552
10 Years	1,225

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests only in a portfolio of short-term U.S. Treasury and government securities that pay interest exempt from state personal income tax.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Bank System and Tennessee Valley Authority. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government. Finally, the Fund may invest in government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities, including the Farm Credit System.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling the Fund at 1-800-341-7400.

Federated Automated Government Cash Reserves - SS Class

The Fund's SS class total return for the three-month period from January 1, 2011 to March 31, 2011, was 0.00%.

Within the period shown in the bar chart, the Fund's SS class highest quarterly return was 1.30% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended March 31, 2010).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2010.
Average Annual Total Returns -	Federated Automated Government Cash Reserves Institutional Service Shares
1 Year	0.01%
5 Years	2.27%
10 Years	2.03%

The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun 30, 2011
Federated Automated Government Cash Reserves | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Annual Return 2001	rr_AnnualReturn2001	3.68%
Annual Return 2002	rr_AnnualReturn2002	1.25%
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.79%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	4.46%
Annual Return 2007	rr_AnnualReturn2007	4.65%
Annual Return 2008	rr_AnnualReturn2008	2.17%
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's SS class total return for the three-month period from January 1, 2011 to March 31, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Federated Automated Government Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated Automated Government Cash Reserves(the "Fund")

Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income with stability of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares (SS) of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2012
Fee Waiver or Reimbursement Over Assets, Later Of Termination or Next Effective Prospectus	cik0000856517_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) July 1, 2012; or (b) the date of the Fund's next effective Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests only in a portfolio of short-term U.S. Treasury and government securities that pay interest exempt from state personal income tax.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Bank System and Tennessee Valley Authority. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government. Finally, the Fund may invest in government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities, including the Farm Credit System.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling the Fund at 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Automated Government Cash Reserves - SS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's SS class total return for the three-month period from January 1, 2011 to March 31, 2011, was 0.00%.

Within the period shown in the bar chart, the Fund's SS class highest quarterly return was 1.30% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended March 31, 2010).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2010.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-341-7400
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.59% (the "Fee Limit")up to but not including the later of (the "Termination Date"): (a) July 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Institutional Shares Class | Federated U.S. Treasury Cash Reserves
Federated U.S. Treasury Cash Reserves(the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity.

RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Institutional Shares Class Federated U.S. Treasury Cash Reserves Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Shares Class Federated U.S. Treasury Cash Reserves Institutional Shares
Management Fee		0.40%
Distribution (12b-1) Fee		none
Other Expenses		0.34%
Total Annual Fund Operating Expenses		0.74%
Fee Waivers and/or Expense Reimbursements	[1]	0.54%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.20%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's IS Class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) July 1, 2012, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Institutional Shares Class Federated U.S. Treasury Cash Reserves Institutional Shares
1 Year	76
3 Years	237
5 Years	411
10 Years	918

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests only in a portfolio of short-term U.S. Treasury securities that pay interest exempt from state personal income tax.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of U.S. Treasury securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of U.S. Treasury securities with longer maturities.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated U.S Treasury Cash Reserves - IS Class

The Fund's IS class total return for the three-month period from January 1, 2011 to March 31, 2011, was 0.00%.

Within the period shown in the bar chart, the Fund's IS class highest quarterly return was 1.36% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended March 31, 2010).

Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2010.
Average Annual Total Returns -	Institutional Shares Class Federated U.S. Treasury Cash Reserves Institutional Shares
1 Year	none
5 Years	2.10%
10 Years	2.07%

The Fund's 7-Day Net Yield as of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun 30, 2011
Institutional Shares Class | Federated U.S. Treasury Cash Reserves | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
Annual Return 2001	rr_AnnualReturn2001	3.88%
Annual Return 2002	rr_AnnualReturn2002	1.54%
Annual Return 2003	rr_AnnualReturn2003	0.90%
Annual Return 2004	rr_AnnualReturn2004	1.08%
Annual Return 2005	rr_AnnualReturn2005	2.83%
Annual Return 2006	rr_AnnualReturn2006	4.65%
Annual Return 2007	rr_AnnualReturn2007	4.46%
Annual Return 2008	rr_AnnualReturn2008	1.48%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's IS class total return for the three-month period from January 1, 2011 to March 31, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	2.07%
Institutional Shares Class | Federated U.S. Treasury Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated U.S. Treasury Cash Reserves(the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity.

Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2012
Fee Waiver or Reimbursement Over Assets, Later Of Termination or Next Effective Prospectus	cik0000856517_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) July 1, 2012, or (b) the date of the Fund's next effective Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests only in a portfolio of short-term U.S. Treasury securities that pay interest exempt from state personal income tax.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of U.S. Treasury securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of U.S. Treasury securities with longer maturities.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated U.S Treasury Cash Reserves - IS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's IS class total return for the three-month period from January 1, 2011 to March 31, 2011, was 0.00%.

Within the period shown in the bar chart, the Fund's IS class highest quarterly return was 1.36% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended March 31, 2010).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2010.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's 7-Day Net Yield as of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-Day Net Yield as of December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-341-7400
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's IS Class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) July 1, 2012, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Institutional Service Shares Class | Federated U.S. Treasury Cash Reserves
Federated U.S. Treasury Cash Reserves(the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity.

RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares (SS) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Institutional Service Shares Class Federated U.S. Treasury Cash Reserves Institutional Service Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Service Shares Class Federated U.S. Treasury Cash Reserves Institutional Service Shares
Management Fee		0.40%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.34%
Total Annual Fund Operating Expenses		0.99%
Fee Waivers and/or Expense Reimbursements	[1]	0.54%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.45%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's SS Class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) July 1, 2012, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Institutional Service Shares Class Federated U.S. Treasury Cash Reserves Institutional Service Shares
1 Year	101
3 Years	315
5 Years	547
10 Years	1,213

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests only in a portfolio of short-term U.S. Treasury securities that pay interest exempt from state personal income tax.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of U.S. Treasury securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of U.S. Treasury securities with longer maturities.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated U.S Treasury Cash Reserves - SS Class

The Fund's SS class total return for the three-month period from January 1, 2011 to March 31, 2011, was 0.00%.

Within the period shown in the bar chart, the Fund's SS class highest quarterly return was 1.30% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended March 31, 2010).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2010.
Average Annual Total Returns -	Institutional Service Shares Class Federated U.S. Treasury Cash Reserves Institutional Service Shares
1 Year	none
5 Years	1.95%
10 Years	1.87%

The Fund's 7-Day Net Yield as of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun 30, 2011
Institutional Service Shares Class | Federated U.S. Treasury Cash Reserves | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2001	rr_AnnualReturn2001	3.63%
Annual Return 2002	rr_AnnualReturn2002	1.29%
Annual Return 2003	rr_AnnualReturn2003	0.65%
Annual Return 2004	rr_AnnualReturn2004	0.83%
Annual Return 2005	rr_AnnualReturn2005	2.57%
Annual Return 2006	rr_AnnualReturn2006	4.39%
Annual Return 2007	rr_AnnualReturn2007	4.20%
Annual Return 2008	rr_AnnualReturn2008	1.23%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's SS class total return for the three-month period from January 1, 2011 to March 31, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	1.87%
Institutional Service Shares Class | Federated U.S. Treasury Cash Reserves
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated U.S. Treasury Cash Reserves(the "Fund")
Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity.

Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares (SS) of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2012
Fee Waiver or Reimbursement Over Assets, Later Of Termination or Next Effective Prospectus	cik0000856517_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) July 1, 2012, or (b) the date of the Fund's next effective Prospectus
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests only in a portfolio of short-term U.S. Treasury securities that pay interest exempt from state personal income tax.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of U.S. Treasury securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of U.S. Treasury securities with longer maturities.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Trustees ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's SS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated U.S Treasury Cash Reserves - SS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's SS class total return for the three-month period from January 1, 2011 to March 31, 2011, was 0.00%.

Within the period shown in the bar chart, the Fund's SS class highest quarterly return was 1.30% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended March 31, 2010).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2010.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's 7-Day Net Yield as of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-Day Net Yield as of December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-341-7400
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's SS Class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) July 1, 2012, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 30, 2011